Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	MARSICO INVESTMENT FUND
Central Index Key	0001047112
Amendment Flag	false
Document Creation Date	May 16, 2018
Document Effective Date	May 16, 2018
Prospectus Date	Jan. 31, 2018